CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (52,276)		$ 7,921		$ (62,764)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation of vessels and equipment	45,880		38,951		38,914
Amortization of dry docking	7,493		3,409		4,763
Expenditure for dry docking	(10,107)		(10,150)		(5,978)
Loss on derivatives, net	0		216		0
Debt issuance expense amortization	2,272		2,711		2,217
Financial loss on extinguishment of debt	0		5,518		940
Amortization of intangible assets	44		175		175
(Gain) on sale of vessels	0		0		(3,564)
Net losses from investments in affiliates	1,056		520		1,175
Allowance for doubtful accounts	720		2,467		1,266
Loss on write-down of vessels	10,511	[1]	0	[1]	16,000	[1]
Share - based compensation	1,073		575		530
(Increase) decrease in assets:
Accounts receivable	9,775		(13,906)		(6,760)
Other receivables, operating supplies and inventories and prepaid expenses	19,045		(7,421)		(13,599)
Other	588		188		3,109
Increase (decrease) in liabilities:
Accounts payable and customer advances	(8,497)		(5,964)		18,515
Other payables	7,677		(5,363)		1,126
Net cash provided by (used in) operating activities	35,254		19,847		(3,935)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($7,521 in 2013 and $10,904 in 2012 for barges built, sold and leased-back)	(59,234)		(130,136)		(50,920)
Proceeds from disposals of vessels, net ($9,410 in 2013 and $13,020 in 2012 for barges sold and leased-back)	0		9,410		16,870
Proceeds from shipbuilding contract cancelation	17,589		0		0
Other investing activities, net	0		0		1,537
Net cash (used) in investing activities	(41,645)		(120,726)		(32,513)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(32,253)		(31,075)		(20,930)
Early repayment of long-term financial debt	0		(39,825)		(23,911)
Prepayment of 2017 Senior Convertible Notes	0		(80,000)		0
Prepayment of 2014 Senior Notes	0		(180,000)		0
Short-term credit facility borrowings	0		0		8,275
Short-term credit facility repayments	0		(8,275)		0
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	0		216,654		0
Proceeds from issuance of common stock, net of expenses	0		0		219,122
Proceeds from long-term financial debt	0		93,950		41,125
Purchase of subsidiary shares from noncontrolling interest	0		(10,250)		0
(Increase) decrease in restricted cash	877		(6,163)		870
Other financing activities, net	124		(3,727)		16
Net cash (used in) provided by financing activities	(31,252)		(48,711)		224,567
Net (decrease) increase in cash and cash equivalents	(37,643)		(149,590)		188,119
Cash and cash equivalents at the beginning of year	72,625		222,215		34,096
Cash and cash equivalents at the end of year	$ 34,982		$ 72,625		$ 222,215

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.